UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3762

Smith Barney Aggressive Growth Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY AGGRESSIVE GROWTH FUND, INC.

FORM N-Q

NOVEMBER 30, 2004

Smith Barney Aggressive Growth Fund, Inc.

Schedule of Investments (unaudited)	November 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 98.3%

CONSUMER DISCRETIONARY - 15.0%

Media - 14.7%
7,850,000	Cablevision Systems Corp., NY Group Class A Shares+	$167,597,500
1,394,000	Comcast Corp., Class A Shares+	41,875,760
11,500,000	Comcast Corp., Special Class A Shares+	340,975,000
19,545	DreamWorks Animation SKG, Inc. +	722,383
17,000,000	Liberty Media Corp., Series A Shares+	175,610,000
850,000	Liberty Media International, Inc., Series A Shares+	36,601,000
15,000,000	Time Warner Inc.+	265,650,000
1,736,000	Viacom Inc., Class B Shares	60,239,200
5,500,000	The Walt Disney Co.	147,840,000
1,100,000	World Wrestling Entertainment, Inc.	13,200,000

		1,250,310,843

Specialty Retail - 0.3%
2,907,200	Charming Shoppes, Inc.+	27,182,320

	TOTAL CONSUMER DISCRETIONARY	1,277,493,163

ENERGY - 11.9%

Energy Equipment & Services - 5.7%
1,447,500	Core Laboratories N.V.+	34,088,625
5,099,700	Grant Prideco, Inc.+	109,898,535
6,400,000	Weatherford International Ltd.+	341,632,000

		485,619,160

Oil & Gas - 6.2%
7,600,000	Anadarko Petroleum Corp.	528,960,000

	TOTAL ENERGY	1,014,579,160

EXCHANGE TRADED FUND - 1.8%
4,000,000	Nasdaq-100 Index Tracking Stock	156,600,000

FINANCIALS - 12.6%

Banks - 2.4%
3,000,000	Astoria Financial Corp.	124,500,000
4,000,000	New York Community Bancorp, Inc.	79,120,000

		203,620,000

Diversified Financials - 10.2%
897,100	CIT Group Inc.	38,351,025
1,160,800	Cohen & Steers, Inc.	20,766,712
30,000	The Goldman Sachs Group, Inc.	3,142,800
6,738,998	Lehman Brothers Holdings Inc.	564,593,252
4,400,000	Merrill Lynch & Co., Inc.	245,124,000
27,637	National Financial Partners Corp.	960,109

		872,937,898

	TOTAL FINANCIALS	1,076,557,898

See Notes to Schedule of Investments.

Smith Barney Aggressive Growth Fund, Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
HEALTHCARE - 38.0%

Biotechnology - 20.2%
200,000	Albany Molecular Research, Inc.+	$2,144,000
1,550,000	Alkermes, Inc.+	21,374,500
6,090,200	Amgen Inc.+	365,655,608
599,500	AP Pharma, Inc.+	743,380
7,000,000	Biogen Idec Inc.+	410,760,000
200,000	Bioveris Corp.+	1,236,000
1,732,725	CancerVax Corp.+	16,408,906
7,350,000	Chiron Corp.+	239,389,500
532,000	Genentech, Inc.+	25,669,000
5,946,811	Genzyme Corp.+	333,080,884
4,500,000	ImClone Systems Inc.+	189,990,000
1,050,000	Isis Pharmaceuticals, Inc.+	4,956,000
6,040,000	Millennium Pharmaceuticals, Inc.+	76,224,800
880,000	Nabi Biopharmaceuticals +	12,672,000
750,000	Nanogen, Inc.+	3,367,500
1,900,000	Vertex Pharmaceuticals Inc.+	20,178,000

		1,723,850,078

Healthcare Equipment & Supplies - 0.6%
864,400	Biosite Inc. +	48,138,436
87,500	Cytyc Corp.+	2,348,500

		50,486,936

Healthcare Providers & Services - 9.7%
10,000,000	UnitedHealth Group Inc.	828,500,000

Pharmaceuticals - 7.5%
8,000,000	Forest Laboratories, Inc.+	311,760,000
2,156,000	Johnson & Johnson	130,049,920
5,150,000	King Pharmaceuticals, Inc.+	64,117,500
768,303	Pfizer Inc.	21,335,774
800,520	Teva Pharmaceutical Industries Ltd., Sponsored ADR	21,838,186
3,600,000	Valeant Pharmaceuticals International	87,156,000

		636,257,380

	TOTAL HEALTHCARE	3,239,094,394

INDUSTRIALS - 7.3%

Aerospace & Defense - 2.8%
3,179,475	L-3 Communications Holdings, Inc.	236,616,530

Industrial Conglomerates - 3.6%
9,025,000	Tyco International Ltd.	306,579,250

Machinery - 0.9%
2,790,500	Pall Corp.	75,594,645

	TOTAL INDUSTRIALS	618,790,425

See Notes to Schedule of Investments.

Smith Barney Aggressive Growth Fund, Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 11.5%

Communications Equipment - 3.0%
3,000,000	C-COR Inc.+	$26,850,000
1,270,000	DSP Group, Inc.+	28,168,600
7,500,000	Motorola, Inc.	144,450,000
675,072	Nokia Oyj	10,955,343
2,924,928	Nokia Oyj, Sponsored ADR	47,296,086

		257,720,029

Computers & Peripherals - 1.4%
26,445	Cogent Inc. +	887,759
350,000	LaserCard Corp. +	3,479,000
8,595,000	Maxtor Corp.+	32,832,900
6,150,000	Quantum Corp.+	17,589,000
3,000,000	SanDisk Corp.+	67,740,000

		122,528,659

Electronic Equipment & Instruments - 0.2%
689,000	Excel Technology, Inc.+	17,914,000

Semiconductor Equipment & Products - 5.6%
1,650,000	Broadcom Corp., Class A Shares +	53,658,000
1,050,000	Cabot Microelectronics Corp.+	38,797,500
3,720,000	Cirrus Logic, Inc.+	22,059,600
1,000,000	Cree, Inc.+	35,780,000
3,280,000	Intel Corp.	73,308,000
13,750,000	Micron Technology, Inc.+	152,350,000
4,000,000	RF Micro Devices, Inc.+	27,840,000
630,000	Standard Microsystems Corp.+	15,485,400
3,230,683	Teradyne, Inc.+	55,115,452

		474,393,952

Software - 1.3%
1,100,000	Advent Software, Inc.+	22,011,000
675,000	Autodesk, Inc.	44,151,750
680,800	Microsoft Corp.	18,252,248
785,500	RSA Security Inc. +	16,613,325
650,000	Verity, Inc.+	8,911,500

		109,939,823

	TOTAL INFORMATION TECHNOLOGY	982,496,463

TELECOMMUNICATION SERVICES - 0.2%

Diversified Telecommunication Services - 0.2%
800,000	AT&T Corp.	14,640,000

	TOTAL COMMON STOCK
	(Cost - $ 6,624,793,436)	8,380,251,503

See Notes to Schedule of Investments.

Smith Barney Aggressive Growth Fund, Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 2.1%
$181,784,000	Merrill Lynch & Co., dated 11/30/04, 2.050% due 12/1/04;
	Proceeds at maturity - $181,794,352; (Fully collateralized by various U.S.
	Government Agency Obligations 0.000% to 3.750% due 1/7/05 to 7/28/09;
	Market value - $185,421,123) (Cost - $181,784,000)	$181,784,000

	TOTAL INVESTMENTS - 100.4% (Cost - $6,806,577,436*)	8,562,035,503
	Liabilities in Excess of Other Assets - (0.4%)	(34,620,578)

	TOTAL NET ASSETS - 100%	$8,527,414,925

+	Non-income producing security.
*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Aggressive Growth Fund, Inc. (“Fund”), a diversified investment fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles.

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions and Investment Income. Security transactions are accounted for on trade date.

2. Investments

At November 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,942,821,016
Gross unrealized depreciation	(1,187,362,949)

Net unrealized appreciation	$1,755,458,067

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1. Smith Barney Aggressive Growth Fund, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date January 31, 2005

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date January 31, 2005